Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.
CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Brian S. Ruffner, Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451563 (3/13)
Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.
CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Brian S. Ruffner, Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino and replace it with the following:
“Brian S. Ruffner
Brian S. Ruffner has been the Fund's Portfolio Manager since March 2013 and is responsible for the day-to-day management, focusing on asset allocation and investment-grade bonds. Mr. Ruffner joined Federated in 1994 in the Fund Accounting department and from 1997 to 2001 was a Trader on the Cash Management Desk. In 2001 Mr. Ruffner became an Investment Analyst and in 2004 was appointed Assistant Vice President of a Federated advisory subsidiary. He became a Senior Investment Analyst and was appointed Vice President of the Fund's Adviser in 2007. From 1993 through 1994, Mr. Ruffner was employed by Mellon Bank NA as a Global Trade Administrator. Mr. Ruffner earned his B.S. at the Indiana University of Pennsylvania and received his M.B.A. in Business and Management from Duquesne University.”
March 22, 2013
Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451562 (3/13)
Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.
CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino and replace it with the following:
“Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of February 28, 2013.
Brian Ruffner, Portfolio Manager
Types of Accounts Managed by Brian Ruffner	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$1.2 billion
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Brian Ruffner is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Portfolio's benchmark (75% Barclays U.S. Credit Bond Index/25% Barclays U.S. Corporate High Yield 2% Issuer Capped Index) and vs. the designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. Additionally, a portion of Mr. Ruffner's IPP score is based on the performance of portfolios for which he provides fundamental credit research. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Brian Ruffner was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.”
March 22, 2013
Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451564 (3/13)